As filed with the Securities and Exchange Commission on November 9, 2001

                                     Investment Company Act File No. 811-09733

===============================================================================



                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              ------------------

                                   FORM N-1A
                       REGISTRATION STATEMENT UNDER THE

                      INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO. 3                   [X]
                       (Check appropriate box or boxes)
                              ------------------

                          MASTER PREMIER GROWTH TRUST
              (Exact Name Of Registrant As Specified In Charter)

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                   (Address Of Principal Executive Offices)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                (888) 637-3863

                                TERRY K. GLENN
                          Master Premier Growth Trust
                P.O. Box 9011 Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                              ------------------

                                  Copies to:

Counsel for the Trust:
Frank P. Bruno, Esq.                          Philip L. Kirstein, Esq
SIDLEY AUSTIN BROWN & WOOD LLP                FUND ASSET MANAGEMENT, L.P.
875 Third Avenue                              P.O. Box 9011
New York, New York 10022                      Princeton, New Jersey 08543-9011
                              ------------------




===============================================================================

         This Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 811-09733) (the "Registration Statement") consists of the following:

          (1)  Facing Sheet of this Registration Statement.

          (2) Part C of this Registration Statement (including signature page).

         Except as revised below, parts A and B are incorporated herein by reference from Amendment No. 2 to this Registration Statement filed on March 26, 2001.

         This Amendment No. 3 is being filed to revise the information appearing in the section entitled "Management, Organization, and Capital Structure" under the caption "Portfolio Manager" on page 6 by deleting such information and adding the following:

                  Michael S. Hahn is Portfolio Manager of the Fund since November 6, 2001 and has been an Associate Portfolio Manager of Merrill Lynch Investment Managers since 1999. Mr. Hahn was a portfolio manager and analyst for the PBHG family of mutual funds from 1996 to 1999 and an assistant portfolio manager for First Maryland Bancorp from 1994 to 1996.

         This Amendment No. 3 is also being filed to amend the information appearing under the section entitled "Management of the Trust-- Management Information" beginning on page 10 as follows:

         The biography of James D. McCall appearing on page 11 is deleted and replaced by the following biography:

                  Michael S. Hahn (34) --- Portfolio Manager(1)(2) --- Associate Portfolio Manager of MLIM since 1999; portfolio manager and analyst for the PBHG family of mutual funds from 1996 to 1999; assistant portfolio manager for First Maryland Bancorp from 1994 to 1996.

         This Amendment No. 3 is being filed to amend the information appearing under the section entitled "Financial Statements" on page 16 by adding the following:

                 The unaudited financial statements of Master Premier Growth Trust are incorporated by reference to the 2001 Semi-Annual Report dated May 31, 2001, of Merrill Lynch Premier Growth Fund, Inc. You may request a copy of the semi-annual report at no charge by calling (800) 637-3863 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

                                    PART C.
                               OTHER INFORMATION

Item 1.           Exhibits.

  Exhibit
  Number                                Description
  ------                                -----------
   1(a)     --  Certificate of Trust, dated October 25, 1999.(a)
    (b)     --  Amended and Restated Declaration of Trust, dated
                December 7, 1999.(a)
    (c)     --  Certificate of Amendment, dated November 5, 1999.(a)
   2        --  By-Laws of the Registrant.(a)
   3        --  Portions of the Amended and Restated Declaration of Trust and
                By-Laws of the Registrant defining the rights of holders of interests in the Registrant.(b)
   4(a)     --  Form of Amended Management Agreement between the Registrant and
                Fund Asset Management, L.P. (c)
    (b)     --  Form of Sub-Advisory Agreement between Fund Asset Management,
                L.P. and Merrill Lynch Asset Management U.K. Limited.(a)
   5        --  Omitted pursuant to Paragraph 2(b) of Instruction B of the
                General Instructions to Form N-1A.
   6        --  None.
   7        --  Form of Custody Agreement between the Registrant and The Bank of New York.(a)
   8(a)     --  Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(d)
    (b)     --  Form of Placement Agent Agreement between the Registrant and
                FAM Distributors, Inc.(e)
    (c)     --  Form of Subscription Agreement for the acquisition of interests in the Registrant.(e)
    (d)     --  Form of Administrative Services Agreement between the
                Registrant and State Street Bank and Trust Company.(g)
   9        --  Omitted pursuant to Paragraph 2(b) of Instruction B of the
                General Instructions to Form N-1A.
  10        --  Consent of Deloitte & Touche LLP, independent auditors for the
                Registrant.
  11        --  None.
  12        --  Certificate of Merrill Lynch Premier Growth Fund, Inc.(a)
  13        --  None.
  14        --  None.
  14        --  Code of Ethics.(f)

a. Filed on December 21, 1999, as an Exhibit to the Registrant's Registration Statement on Form N-1A (File No. 811-09733) under the Investment Company Act of 1940, as amended (the "Registration Statement").

b. Reference is made to Article I (Sections 1.1 and 1.2), Article II (Sections 2.2, 2.4 and 2.7), Article III (Sections 3.2, 3.4, 3.8, 3.10,
     3.11 and 3.12), Article V (Sections 5.1, 5.2, 5.3, 5.4, 5.5, 5.6, 5.7,
     5.8, 5.9 and 5.10), Article VI, Article VII (Sections 7.1 and 7.2),
     Article VIII (Sections 8.1, 8.3 and 8.6), Article IX, Article X (Sections 10.2, 10.3, 10.4 and 10.5) and Article XI (Sections 11.2, 11.4 and 11.6)
     of the Registrant's Amended and Restated Declaration of Trust, filed as
     Exhibit 1(b) to the Registration Statement; the Certificate of

     Trust, filed as Exhibit 1(a) to the Registration Statement; and Article I,
     Article III (Sections 3.7 and 3.10) and Article VI (Section 6.2) of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.

c. Filed on March 26, 2001, as an Exhibit to Amendment No. 2 to the Registration Statement.

d. Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.

e. Filed on March 21, 2000, as an Exhibit to Amendment No. 1 to the Registration Statement.

f. Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417) filed on November 22, 2000.

g. Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

Item 2. Persons Controlled by or under Common Control with the Trust.

        None.

Item 3. Indemnification.

         Reference is made to Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Sections 8.2, 8.3 and 8.4, of Article VIII of the Registrant's Amended and Restated Declaration of Trust (the "Declaration of Trust") (Exhibit 1(b) to this Registration Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

         Article VIII, Section 8.1 provides, inter alia, that no Trustee, officer, employee or agent of the Registrant shall be liable to the Registrant, its Holders, or to any other Trustee, officer, employee or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         Article VIII, Section 8.2 of the Registrant's Declaration of Trust provides:

         The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 8.2; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

          (a) the Trustee, officer, employee or agent to be indemnified provides a security for his undertaking; or

          (b) the Trust shall be insured against losses arising by reason of any lawful advances; or

          (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

               (i) a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the Proceedings; or

               (ii) an independent legal counsel in a written opinion.

         Article VIII, Section 8.3 of the Registrant's Declaration of Trust further provides:

         Nothing contained in Sections 8.1 or 8.2 hereof shall protect any Trustee or officer of the Trust from any liability to the Trust or its Holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Nothing contained in Sections 8.1 or 8.2 hereof or in any agreement of the character described in Section 4.1 or 4.2 hereof shall protect any Manager to the Trust against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or its duties to the Trust, or by reason of his or its reckless disregard to his or its obligations and duties under the agreement pursuant to which he serves as Manager to the Trust.

         As permitted by Article VIII, Section 8.6, the Registrant may insure its Trustees and officers against certain liabilities, and certain costs of defending claims against such Trustees and officers, to the extent such Trustees and officers are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The Registrant will purchase an insurance policy to cover such indemnification obligation. The insurance policy also will insure the Registrant against the cost of indemnification payments to Trustees and officers under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any Trustee or officer from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.  Business and Other Connections of the Investment Adviser.

         See Item 6 in the Trust's Part A and Item 15 in Part B of the Trust's Registration Statement regarding the business of the Manager. Information relating to the business, profession, vocation or employment of a substantial nature engaged in by the Manager or any of its respective officers and directors during the past two years is incorporated herein by reference from
Item 26 in Part C of the Registration Statement on Form N-1A of Merrill Lynch Premier Growth Fund, Inc. and Item 26 in Part C of the Registration Statement on Form N-1A of Mercury Premier Growth Fund, Inc.

Item 27.  Principal Underwriters.

         FAMD acts as the placement agent for the Registrant and as the principal underwriter for each of the following open-end investment companies:
Mercury Basic Value Fund, Inc., Mercury Focus Twenty Fund, Inc., Mercury HW Funds, Mercury Global Balanced Fund of Mercury Funds, Inc., Mercury Global Holdings, Inc., Mercury International Fund of Mercury Funds, Inc., Mercury Large Cap Series Funds, Inc., Mercury Mid Cap Growth Fund, Inc., Mercury Pan-European Growth Fund of Mercury Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Summit Cash Reserves Fund of Financial Institutions Series Trust; Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc., Merrill Lynch Mid Cap Growth Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Premier Growth Fund Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Mercury Senior Floating Rate Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc.

         (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                             Position(s) and Office(s)       Position(s) and Office(s)
           Name                      with FAMD                    with Registrant
-----------------------      --------------------------      -------------------------
Terry K. Glenn                   President and Director      President and Trustee
Michael G. Clark                 Treasurer and Director      None
Thomas J. Verage                 Director                    None
Michael J. Brady                 Vice President              None
William M. Breen                 Vice President              None
Donald C. Burke                  Vice President              Vice President and Treasurer
James T. Fatseas                 Vice President              None
Debra W. Landsman-Yaros          Vice President              None
William Wasel                    Vice President              None
Robert Harris                    Secretary                   None

         (c) Not Applicable.


Item 28.  Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536).


Item 29.  Management Services.

         Other than as set forth or incorporated by reference in Item 6 of the Trust's Part A and Item 13 and Item 15 in Part B of the Trust's Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings.

         Not Applicable.

                                  SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 9th day of November, 2001.


                                 MASTER PREMIER GROWTH TRUST
                                 (Registrant)



                                 By:  /s/ Terry K. Glenn
                                    ------------------------------------------
                                    (Terry K. Glenn, President and Trustee)